Valuation and Qualifying Accounts and Reserves - Schedule of Valuation and Qualifying Accounts Reserves (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 4	$ 4	$ 6
Charged to Consolidated Statements of Operations		1	1
Charged to Other Accounts			1
Deductions/ Other	(1)	(1)	(4)
Balance at End of Period	3	4	4
Environmental [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	3		3
Charged to Consolidated Statements of Operations			1
Deductions/ Other	(1)		(1)
Balance at End of Period	2		3
Litigation [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		1	3
Deductions/ Other		(1)	(2)
Balance at End of Period			1
Reserve Other [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Charged to Consolidated Statements of Operations		1
Charged to Other Accounts			1
Deductions/ Other			(1)
Balance at End of Period	$ 1	$ 1